Financial instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial instruments	Financial instruments
19.1Capital management
The Entity manages its capital to ensure that the Entity will be able to continue as a going concern while maximizing the return to partners through the optimization of the debt and equity balance.
The capital structure of the Entity consists of net debt (total borrowings, including the current portion, as detailed in Note 10 offset by cash and bank balances) and equity of the Entity (comprising issued capital, additional paid-in capital, retained earnings and other comprehensive income as detailed in Note 12). The Entity is not subject to any externally imposed capital requirements.
19.2Leverage ratio
The Board reviews the capital structure of the Entity on a regular basis. As part of this review, the Board considers the cost of capital and the risks associated with each class of capital.
The leverage ratio at end of following reporting periods was as follows:

As of December 31,	2023	2022	2021

Debt	$915,186,754	$930,499,586	$933,533,216
Cash, cash equivalents and restricted cash	(501,166,136)	(139,147,085)	(452,821,132)
Net debt	414,020,618	791,352,501	480,712,084

Equity	2,486,968,425	1,639,787,828	1,453,652,407

Net debt to equity ratio	17%	48%	33%
19.3Categories of financial instruments
Details of the significant accounting policies and methods adopted, including the criteria for recognition, the basis of measurement and the basis on which income and expenses are recognized, in respect of each class of financial asset, financial liability and equity instrument are disclosed in Note 3 to the consolidated financial statements.
The Entity’s principal financial assets are bank balances, cash equivalents and restricted cash as disclosed in Note 5 and operating lease receivables as disclosed in Note 7. The Entity’s principal financial liability is long-term debt as disclosed in Note 10.
19.4Financial risk management objectives
The Entity seeks to minimize the effects of market risk (including fair value interest rate risk), credit risk, liquidity risk and cash flow interest rate risk. The use of financial derivatives is governed by the Entity’s policies approved by the board of directors. The Entity does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.
19.5Market risk
The Entity’s activities expose it primarily to the financial risks of changes in interest rates (see 17.8 below) and foreign currency exchange rates (see 17.6 below). The Entity enters into an interest rate swaps to mitigate the risk of rising interest rates.
Market risk exposures are measured using value-at-risk (VaR) supplemented by sensitivity analysis.
19.6Foreign currency risk management
The Entity is exposed to foreign exchange risk, primarily with respect to the Mexican peso and to the US dollar in respect of one of its subsidiaries, whose functional currency is the Mexican peso. Foreign exchange risk arises from future commercial transactions and recognized monetary assets and liabilities.
The carrying amounts of the Entity’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period as well as the relevant exchange rates are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Exchange rates:
Mexican pesos per US dollar at the end of the period	16.8935	19.3615	20.5835
Mexican pesos per US dollar average during the year	17.7576	20.1249	20.2818

Monetary assets:
Mexican pesos	$120,056,104	$229,361,977	$249,437,217
US dollars	21,161	263,033	1,486,635

Monetary liabilities:
Mexican pesos	$14,408,011	$260,708,893	$195,227,796
US dollars	30,777,579	30,979,579	33,081,624
19.7Foreign currency sensitivity analysis
The following table details the Entity’s sensitivity to a 10% appreciation or depreciation in the US Dollar against the Mexican peso. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency exchange rates. A positive number below indicates an increase in profit or equity where the US dollar appreciates 10%
against the relevant currency. For a 10% depreciation of the US dollar against the Mexican peso, there would be a comparable impact on the profit or equity, and the balances below would be negative:

	December 31, 2023	December 31, 2022	December 31, 2021

Profit or loss impact:
Mexican peso - 10% appreciation - gain	$100,921	$147,185	$(239,421)
Mexican peso - 10% depreciation - loss	(123,347)	(179,893)	292,626
U.S. dollar - 10% appreciation – loss	(51,958,356)	(59,471,840)	(65,033,544)
U.S. dollar - 10% depreciation – gain	51,958,356	59,471,840	65,033,544
19.8Interest rate risk management
The Entity minimizes its exposure to interest rate risk by borrowing funds at fixed rates or entering into interest rate swap contracts where funds are borrowed at floating rates.  This minimizes interest rate risk together with the fact that properties owned by the Entity generate a fixed income in the form of rental income which is indexed to inflation.
Interest rate swap contracts
Under interest rate swap contracts, the Entity agrees to exchange the difference between fixed and floating rate interest amounts calculated on agreed notional principal amounts. Such contracts enable the Entity to mitigate the risk of changing interest rates on the fair value of issued fixed rate debt and the cash flow exposures on the issued variable rate debt. The fair value of interest rate swaps at the end of the reporting period is determined by discounting the future cash flows using the curves at the end of the reporting period and the credit risk inherent in the contract. The average interest rate is based on the outstanding balances at the end of the reporting period.
19.9In May 2021, the interest rate swap contracts were cancelled as related loans were paid.
19.10Credit risk management
Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Entity. The Entity has adopted a policy of only dealing with creditworthy counterparties as a means of mitigating the risk of financial loss from defaults. The Entity’s exposure and the credit ratings of its counterparties are monitored, and the transactions consummated are entered into with approved counterparties. The Entity’s maximum credit risk is the total of its financial assets included in its statement of financial position.
The Entity’s clients operate in a variety of industries. Its real estate portfolio is primarily concentrated in the food and beverage, automotive, aerospace, medical, logistics and plastics industries. The Entity’s exposure to these industries subjects it to the risk of economic downturns in such industrial sectors to a greater extent than if its properties were more diversified across other industries.
19.11Liquidity risk management
If the Entity is unable to raise additional debt or equity, its results of operations could suffer. The Entity closely monitors the maturity of its liabilities and the cash needs of its operations. It prepares and provides a detailed cash flow analysis on a quarterly basis and presents it to its board of directors. Decisions are made to obtain new financing or limit cash investments in order to maintain a healthy projected cash balance.
The maturity of the long-term, its current portion and the accrued interest at December 31, 2023, 2022 and 2021 is as follows:

December 31, 2023	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,143,783	$67,306,362	$420,392,444	$435,000,000	$923,842,589
Accrued interest	4.98%	17,523,667	20,701,788	118,441,437	29,034,658	185,701,550

		$18,667,450	$88,008,150	$538,833,881	$464,034,658	$1,109,544,139

December 31, 2022	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,183,062	$3,444,093	$501,005,191	$435,000,000	$940,632,346
Accrued interest	4.98%	17,700,067	21,144,641	143,645,742	46,594,158	229,084,608

		$18,883,129	$24,588,734	$644,650,933	$481,594,158	$1,169,716,954

December 31, 2021	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$702,749	$2,177,843	$290,278,136	$650,354,209	$943,512,937
Accrued interest	4.98%	6,635,998	35,791,636	153,899,886	73,591,722	269,919,242

		$7,338,747	$37,969,479	$444,178,022	$723,945,931	$1,213,432,179
19.12Fair value of financial instruments
19.12.1Fair value of financial assets that are measured at fair value on a recurring basis
The Entity’s investments are classified as level 1 in the IFRS 13 fair value hierarchy since they are traded in an active market.
19.12.2Fair value of financial instruments carried at amortized cost
The fair value of long-term debt and its related current portion as of December 31, 2023, 2022 and 2021 is $881,873,634, $912,330,632 and $951,153,932, respectively. This measurement is classified as level 2 since management uses an adjusted observable discount rate to determine fair value of debt.
Management considers that the carrying amounts of all other financial assets and other financial liabilities recognized in the consolidated financial statements approximate their fair values.